Document and Entity Information (USD $)	6 Months Ended
Nov. 30, 2012
Document and Entity Information
Entity Registrant Name	Teamupsport Inc.
Document Type	POS AM
Document Period End Date	Nov 30, 2012
Amendment Flag	false
Entity Central Index Key	0001527355
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding	4,766,698
Entity Public Float	$ 95,334
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Balance Sheets (Unaudited for November 30, 2012) (USD $)	Nov. 30, 2012	May 31, 2012
ASSETS
Cash	$ 5,045	$ 25,088
Total Assets	5,045	25,088
Current Liabilities
Officer Loan	1,302	1,302
Total Liabilities	1,302	1,302
Stockholders' Equity
Common stock	4,767	4,767
Additional Paid-in Capital	47,566	47,566
Accumulated Deficit	(48,590)	(28,547)
Total Stockholders' Equity	3,743	23,786
Total Liabilities and Stockholders' Equity	$ 5,045	$ 25,088

Statement of Financial Position - Parenthetical (USD $)	Nov. 30, 2012	May 31, 2012
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	65,000,000	65,000,000
Common Stock, Shares Issued	4,766,698	4,766,698
Common Stock, Shares Outstanding	4,766,698	4,766,698

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		26 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
General and Administrative Expenses:
Professional Fees	$ 3,325	$ 2,985	$ 4,425	$ 7,285	$ 15,810
Other Administrative Expenses	2,993	620	15,618	2,141	32,780
Total General and Adminstrative Expenses	6,318	3,605	20,043	9,426	48,590
Net Loss	$ (6,318)	$ (3,605)	$ (20,043)	$ (9,426)	$ (48,590)
Basic and Dilutive loss per common share	$ 0	$ 0	$ 0	$ 0
Basic and diluted weighted average common shares outstanding	4,766,698	4,766,698	4,766,698	4,766,698

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		26 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Cash flows from operating activities:
Net Loss	$ (20,043)	$ (9,426)	$ (48,590)
Net cash used in operating activities	(20,043)	(9,426)	(48,590)
Cash flows from financing activities:
Proceeds from stock issuance to founder (increase/decrease)			14,333
Proceeds of stockholder's loan			1,302
Proceeds of loans			38,000
Net cash provided by financing activities			53,635
Net change in cash	(20,043)	(9,426)	5,045
Cash, beginning of the period	25,088	49,137
Cash, end of the period	5,045	39,711	5,045
Supplemental cash flow disclosure:
Stock issued in cancellation of debt		$ 38,000	$ 38,000

Note 1. Organization and Description of Business	6 Months Ended
Nov. 30, 2012
Notes
Note 1. Organization and Description of Business

Note 1.   Organization and Description of Business

Organization

TeamUpSport Inc. was incorporated under the laws of the State of Nevada on October 4, 2010. The Company was organized for the purpose of engaging in an internet-based social networking business. The Company adopted May 31 as its fiscal year-end.

In October, 2010 the Company began developing its business plan, which was published in the fiscal period ended May 31, 2011. The Company plans to develop a social-networking-type website centered around 10-20 sports. The website will permit participants to interact and to access media content.  The Company was capitalized with subscriptions for common stock in the first fiscal period ended May 31, 2011, and is constructing its website. The principal executive offices are located in Wallaceburg, Ontario, Canada.

Note 2. Basis of Presentation- Development Stage Company and Going Concern	6 Months Ended
Nov. 30, 2012
Notes
Note 2. Basis of Presentation- Development Stage Company and Going Concern

Note 2.   Basis of Presentation– Development Stage Company and Going Concern

The Company has not earned any revenue from operations since inception. Accordingly, the Company’s activities have been accounted for as those of a "Development Stage Enterprise" as set forth in ASC 915, "Development Stage Entities." Among the disclosures required by ASC 915, are that the Company’s financial statements be identified as those of a development stage company, and that the statements of operations, stockholders' equity and cash flows disclose activity since the date of the Company's inception.

The Company sustained operating losses and accumulated deficit of $48,590 as of November 30, 2012. The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtain additional financing, as may be required.

The accompanying unaudited condensed financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company’s ability to do so. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

The unaudited condensed interim financial statements have been prepared by us pursuant to the rules and regulations of the Securities and Exchange Commission. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly present the operating results for the respective periods. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such rules and regulations. These financial statements should be read in conjunction with the audited financial statements and notes for the year ended May 31, 2012 included in our Annual Report on Form 10-K. The results of the three and six month periods ended November 30, 2012 are not necessarily indicative of the results to be expected for the full year ending May 31, 2013.

Note 3. Summary of Significant Accounting Policies	6 Months Ended
Nov. 30, 2012
Notes
Note 3. Summary of Significant Accounting Policies

Note 3.   Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates. Significant estimates made by management are, among others, deferred taxes.

Cash and equivalents

Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The Company did not have cash equivalents as of November 30, 2012 and May 31, 2012, respectively.

Fair Value of Financial Instruments

The Financial Accounting Standards Board issued ASC (Accounting Standards Codification) 820-10 (SFAS No. 157), “Fair Value Measurements and Disclosures" for financial assets and liabilities. ASC 820-10 provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. FASB ASC 820-10 defines fair value as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. FASB ASC 820-10 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. The following summarizes the three levels of inputs required by the standard that the Company uses to measure fair value:

-	Level 1: Quoted prices in active markets for identical assets or liabilities

-

Level 2:  Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

-	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Recent Accounting Pronouncements

Adopted -

In May 2011, the FASB issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS) of Fair Value Measurement Topic 820." ASU 2011-04 is intended to provide a consistent definition of fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The amendments include those that clarify the FASB's intent about the application of existing fair value measurement and disclosure requirements, as well as those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This update is effective for annual and interim periods beginning after December 15, 2011. Adoption of the new amendment did not have a material effect on the Company’s financial statements.

Not Adopted -

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this update require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This update will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments. The requirements of this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Entities should provide the disclosures required retrospectively for all comparative periods presented. We are currently evaluating the impact of adopting ASU 2011-11 on the consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

Income Taxes

The Company utilizes FASB ASC 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the tax basis of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

The Company generated a deferred tax credit disclosed as of November 30 2012 and May 31, 2011 through net operating loss carry-forward. However, a valuation allowance of 100% has been established.

Interest and penalties on tax deficiencies recognized in accordance with ASC accounting standards are classified as income taxes in accordance with ASC Topic 740-10-50-19.

Loss per Common Share

Basic loss per common share excludes dilutive securities and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. Since the Company has only incurred losses, basic and diluted loss per share is the same. As of November 30, 2012 and 2011, there were no outstanding dilutive securities.

The following table represents the computation of basic and diluted losses per share:

	06/01/2012 to 11/30/2012	06/01/2011 to 11/30/2011

Loss available for common shareholder	$(20,043)	$(9,426)
Basic and fully diluted loss per share	$0	$0

Weighted average common shares outstanding - basic and diluted	4,766,698	4,766,698

Net loss per share is based upon the weighted average shares of common stock outstanding.

Note 4. Related Party Transactions and Officer Loan	6 Months Ended
Nov. 30, 2012
Notes
Note 4. Related Party Transactions and Officer Loan

Note 4.   Related Party Transactions and Officer Loan

The Company issued the President, Dennis Kjeldson, 2,866,698 common shares for cash of $14,333 on October 22, 2010.

The President of the Company, Dennis Kjeldison, advanced funds of $1,302 to the Company for filing fees. The loan is unsecured, carries no interest, has no terms of repayment or maturity date and is payable upon demand.

Note 5. Income Taxes	6 Months Ended
Nov. 30, 2012
Notes
Note 5. Income Taxes

Note 5.   Income Taxes

The Company is subject to United States income taxes and Canadian income taxes (to the extent of its operations in Canada).  The Company had no income tax expense during the reported period due to net operating losses. The Company has net operating losses carried forward of approximately $48,000 for tax purposes which will expire in 2030 through 2032 if not utilized.

	11/30/2012	11/30/2011

Provision computed at federal statutory rate	15%	15%
state tax, net of federal tax benefit	0%	0%
Valuation allowance	-15%	-15%
Effective income tax rate	0%	0%

	11/30/2012	05/31/2012

Deferred tax asset- net operating loss	$48,000	$28,500
less valuation allowance	(48,000)	(28,500)

Net deferred tax asset	$0	$0

Note 6. Common Stock	6 Months Ended
Nov. 30, 2012
Notes
Note 6. Common Stock

Note 6.   Common Stock

The Company has authorized 65,000,000 shares of $0.001 par value common stock, of which 4,766,698 shares are issued and outstanding as at November 30, 2012 and 10,000,000 shares of par value $0.001 shares of preferred stock, of which none was outstanding as at November 30, 2012.

On October 22, 2010, the Company issued 2,866,698 shares at $0.005 per share for cash of $14,333.

During the fourth quarter of fiscal year ended May 31, 2011, the Company sold shares to third party investors for cash at $0.02 per share for $38,000.

Note 1. Organization and Description of Business: Organization (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Organization

Organization

TeamUpSport Inc. was incorporated under the laws of the State of Nevada on October 4, 2010. The Company was organized for the purpose of engaging in an internet-based social networking business. The Company adopted May 31 as its fiscal year-end.

In October, 2010 the Company began developing its business plan, which was published in the fiscal period ended May 31, 2011. The Company plans to develop a social-networking-type website centered around 10-20 sports. The website will permit participants to interact and to access media content.  The Company was capitalized with subscriptions for common stock in the first fiscal period ended May 31, 2011, and is constructing its website. The principal executive offices are located in Wallaceburg, Ontario, Canada.

Note 3. Summary of Significant Accounting Policies: Use of Estimates (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates. Significant estimates made by management are, among others, deferred taxes.

Note 3. Summary of Significant Accounting Policies: Cash and Equivalents (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Cash and Equivalents

Cash and equivalents

Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The Company did not have cash equivalents as of November 30, 2012 and May 31, 2012, respectively.

Note 3. Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Financial Accounting Standards Board issued ASC (Accounting Standards Codification) 820-10 (SFAS No. 157), “Fair Value Measurements and Disclosures" for financial assets and liabilities. ASC 820-10 provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. FASB ASC 820-10 defines fair value as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. FASB ASC 820-10 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. The following summarizes the three levels of inputs required by the standard that the Company uses to measure fair value:

-	Level 1: Quoted prices in active markets for identical assets or liabilities

-

Level 2:  Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

-	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Note 3. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

Adopted -

In May 2011, the FASB issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS) of Fair Value Measurement Topic 820." ASU 2011-04 is intended to provide a consistent definition of fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The amendments include those that clarify the FASB's intent about the application of existing fair value measurement and disclosure requirements, as well as those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This update is effective for annual and interim periods beginning after December 15, 2011. Adoption of the new amendment did not have a material effect on the Company’s financial statements.

Not Adopted -

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this update require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This update will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments. The requirements of this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Entities should provide the disclosures required retrospectively for all comparative periods presented. We are currently evaluating the impact of adopting ASU 2011-11 on the consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

Note 3. Summary of Significant Accounting Policies: Income Taxes (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Income Taxes

Income Taxes

The Company utilizes FASB ASC 740, “Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the tax basis of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

The Company generated a deferred tax credit disclosed as of November 30 2012 and May 31, 2011 through net operating loss carry-forward. However, a valuation allowance of 100% has been established.

Interest and penalties on tax deficiencies recognized in accordance with ASC accounting standards are classified as income taxes in accordance with ASC Topic 740-10-50-19.

Note 3. Summary of Significant Accounting Policies: Loss Per Common Share (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Loss Per Common Share

Loss per Common Share

Basic loss per common share excludes dilutive securities and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. Since the Company has only incurred losses, basic and diluted loss per share is the same. As of November 30, 2012 and 2011, there were no outstanding dilutive securities.

The following table represents the computation of basic and diluted losses per share:

	06/01/2012 to 11/30/2012	06/01/2011 to 11/30/2011

Loss available for common shareholder	$(20,043)	$(9,426)
Basic and fully diluted loss per share	$0	$0

Weighted average common shares outstanding - basic and diluted	4,766,698	4,766,698

Net loss per share is based upon the weighted average shares of common stock outstanding.

Note 3. Summary of Significant Accounting Policies: Loss Per Common Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	6 Months Ended
Nov. 30, 2012
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

	06/01/2012 to 11/30/2012	06/01/2011 to 11/30/2011

Loss available for common shareholder	$(20,043)	$(9,426)
Basic and fully diluted loss per share	$0	$0

Weighted average common shares outstanding - basic and diluted	4,766,698	4,766,698

Note 5. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	6 Months Ended
Nov. 30, 2012
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
	11/30/2012	11/30/2011

Provision computed at federal statutory rate	15%	15%
state tax, net of federal tax benefit	0%	0%
Valuation allowance	-15%	-15%
Effective income tax rate	0%	0%

Note 5. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	6 Months Ended
Nov. 30, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	11/30/2012	05/31/2012

Deferred tax asset- net operating loss	$48,000	$28,500
less valuation allowance	(48,000)	(28,500)

Net deferred tax asset	$0	$0

Note 2. Basis of Presentation- Development Stage Company and Going Concern (Details) (USD $)	Nov. 30, 2012	May 31, 2012
Accumulated Deficit	$ (48,590)	$ (28,547)
Deficit during the development stage	$ 48,590	$ 28,547

Note 3. Summary of Significant Accounting Policies: Loss Per Common Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		26 Months Ended
	Nov. 30, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Net Loss		$ (6,318)	$ (3,605)	$ (20,043)	$ (9,426)	$ (48,590)
Basic and Dilutive loss per common share		$ 0	$ 0	$ 0	$ 0
Basic and diluted weighted average common shares outstanding	4,766,698	4,766,698	4,766,698	4,766,698	4,766,698

Note 4. Related Party Transactions and Officer Loan (Details) (USD $)	26 Months Ended
Nov. 30, 2012
Subscriptions (increase/decrease)	$ (14,333)
Proceeds from stock issuance to founder (increase/decrease)	$ 14,333

Note 5. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Nov. 30, 2012	May 31, 2012
Deferred Tax Assets, Operating Loss Carryforwards	$ 48,000	$ 28,500
Deferred Tax Assets, Valuation Allowance	(48,000)	(28,500)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0

Note 6. Common Stock (Details)	0 Months Ended	3 Months Ended		6 Months Ended		26 Months Ended
	Nov. 30, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Basic and diluted weighted average common shares outstanding	4,766,698	4,766,698	4,766,698	4,766,698	4,766,698